Defined Benefit Liability (Details 3)	Jun. 30, 2018	Jun. 30, 2017
Longevity at age 65 for current pensioners [Member] | Males [Member]
PGG Wrightson Employment Benefits Plan (in years)	21	21
Longevity at age 65 for current pensioners [Member] | Females [Member]
PGG Wrightson Employment Benefits Plan (in years)	24	24
Longevity at age 65 for current members aged 45 [Member] | Males [Member]
PGG Wrightson Employment Benefits Plan (in years)	24	24
Longevity at age 65 for current members aged 45 [Member] | Females [Member]
PGG Wrightson Employment Benefits Plan (in years)	28	28